Pensions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Pensions
34	PENSIONS

The Group participates in various employee retirement benefit plans (Note 3(y)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2018 amounted to RMB 19,387 (2017: RMB 16,010, 2016: RMB 16,184).